Share capital (Tables)	6 Months Ended
Jun. 30, 2026
Share capital
Summary of share capital

	At 30 June 2026		At 31 December 2025
	Authorized	Issued	Authorized	Issued
Class A ordinary shares	20,000,000	9,964,344	20,000,000	9,964,344
Preferred shares	55,000,000	—	55,000,000	—
	75,000,000	9,964,344	75,000,000	9,964,344

	At 30 June 2026		At 31 December 2025
	Number	Share	Number	Share
	of shares	capital	of shares	capital
Issuance of shares in the normal course of business	5,191,300	12,976	5,191,300	12,976
Issuance of shares to Swvl Inc. shareholders	3,411,410	8,529	3,411,410	8,529
Issuance of shares to SPAC shareholders	557,960	1,395	557,960	1,395
Conversion of convertible notes	645,018	1,613	645,018	1,613
Issuance of shares to PIPE investors	158,656	397	158,656	397
Other shares	—	—	—	—
	9,964,344	24,910	9,964,344	24,910

Summary of share premium

At 30 June 2026
Share Premium
Issuance of shares to shareholders	88,873,188
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs	121,077,329
Other shares issued during the period	—
395,566,625
Less:
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of earnout shares	(75,550,455)
311,548,404
Issuance of shares in the normal course of business	42,630,925
354,179,329

At 31 December 2025
Share Premium
Issuance of shares to shareholders	88,873,188
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs	121,077,329
395,566,625
Less:
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of earnout shares	(75,550,455)
311,548,404
Issuance of shares in the normal course of business	42,630,925
354,179,329